Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of financial assets [line items]
Balance at beginning of period	$ 3,371
Balance at end of period	3,581	$ 3,371	$ 2,955	$ 3,581	$ 2,955
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	23	24	23	24	19
Provision for (reversal of) credit losses	(2)		(1)	(2)	2
Write-offs	0			0
Foreign exchange and other	1	(1)		0	1
Balance at end of period	22	23	22	22	22
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	4	4	4	4
Provision for (reversal of) credit losses	(2)			(2)
Balance at end of period	2	4	4	2	4
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	19	20	19	20	15
Provision for (reversal of) credit losses			(1)		2
Foreign exchange and other	1	(1)			1
Balance at end of period	$ 20	$ 19	$ 18	$ 20	$ 18